Intangible Assets and Goodwill Intangible Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 79,704	$ 18,903
Finite-Lived Intangible Assets, Accumulated Amortization		(16,687)	(16,495)
Finite-Lived Intangible Assets, Net		63,017	2,408
Indefinite-lived Intangible Assets (Excluding Goodwill)		0	200
Intangible Assets, Net		63,017	2,608
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		10,344	13,117
Finite-Lived Intangible Assets, Accumulated Amortization		(10,344)	(13,117)
Supplier
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		68,147	1,560
Finite-Lived Intangible Assets, Accumulated Amortization		(5,289)	(43)
Channel partner relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		730	730
Finite-Lived Intangible Assets, Accumulated Amortization		(598)	(477)
Capitalized Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	[1]	103	3,116
Finite-Lived Intangible Assets, Accumulated Amortization	[1]	(103)	(2,518)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		380	380
Finite-Lived Intangible Assets, Accumulated Amortization		$ (353)	$ (340)

[1]	Includes the impact of foreign currency exchange rate fluctuations.